Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 09, 2014
Gain (Loss) on Investments [Line Items]
Balance December 31, 2013	$ 1,421
Additions	68,424	1,440	0
Other comprehensive loss	(423)
Net income (loss)	(1,358)
Distributions	(1,815)
Balance December 31, 2014	66,249	1,421
HealthSpring DST
Gain (Loss) on Investments [Line Items]
Balance December 31, 2013	1,421
Additions	0
Other comprehensive loss	0
Net income (loss)	34
Distributions	(104)
Balance December 31, 2014	1,351
Digital Realty Joint Venture
Gain (Loss) on Investments [Line Items]
Balance December 31, 2013	0
Additions	68,424			68,400
Other comprehensive loss	(423)
Net income (loss)	(1,392)
Distributions	(1,711)
Balance December 31, 2014	$ 64,898